ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

March 19, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1090

Re:	Allianz Global Investors Managed Accounts Trust (formerly known as Fixed Income
SHares) (the “Trust”) (File Nos. 333-92415 and 811-9721)

Ladies and Gentlemen:

On behalf of the Trust, we are today filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), by electronic submission via Edgar, Post-Effective Amendment No. 30 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) for the purpose of establishing a new series, the Fixed Income SHares: Series TE (the “New Fund”).

In addition to Part C, the Amendment includes the following documents:

1.	Prospectus for the New Fund; and

2.	Statement of Additional Information for the New Fund.

The Amendment does not relate to any other series of the Trust and no information contained in the Amendment is intended to supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

The Amendment is scheduled to become effective 75 days after filing. The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me (at 617-235-4636) or to George B. Raine (at 617-951-7556) of this firm.

Regards,

/s/ Jessica Reece

Jessica Reece

cc:	Brian S. Shlissel
Thomas J. Fuccillo, Esq.
Lawrence Altadonna
David C. Sullivan, Esq.
George B. Raine, Esq.
Maureen A. Meredith, Esq.